Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 833,000.00
Previously Paid Amount	0.00
Total Fee Amount	115.04
Total Offset Amount	0.00
Net Fee	115.04
Narrative - Max Aggregate Offering Price	$ 833,000.00
Final Prospectus	true